Income Taxes - Schedule of Deferred Tax Assets (Details) (10-K) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net operating loss carry forward - Federal	$ 854,196	$ 559,817
Net operating loss carry forward - State	265,106	173,743
Deferred rent		2,742
Stock option expense	72,504	20,380
Depreciation	8,753	4,549
Federal orphan drug credits	283,189
Start-up expenditures and amortization	800,681	468,872
Total non-current deferred tax assets	2,284,429	1,230,103
Valuation allowance for deferred tax assets	(1,165,126)	(496,542)
Total deferred tax assets	1,119,303	733,561
Intangible asset	(2,650,933)	(2,867,907)
Total non-current deferred tax liabilities	(2,650,933)	(2,867,907)
Total deferred tax asset (liability)	$ (1,531,630)	$ (2,134,346)